Intangible assets excluding goodwill - Expected useful lives of intangible assets excluding goodwill (Detail)	12 Months Ended
Dec. 31, 2025
Brand names | Bottom of range
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Brand names | Top of range
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Customer relationships | Bottom of range
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Customer relationships | Top of range
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	25 years
Technology | Bottom of range
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Technology | Top of range
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Other | Bottom of range
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Other | Top of range
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Software | Bottom of range
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Software | Top of range
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Product development | Bottom of range
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Product development | Top of range
Intangible assets excluding goodwill [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years